Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	15-17	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839, | Greenwich, CT 06831
Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	154,893,585.82	0.00	456,665.01	0.00	0.00	456,665.01	154,893,585.82	34.60%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	66,382,965.35	0.00	195,713.58	0.00	0.00	195,713.58	66,382,965.35	34.60%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	355,389,000.00	0.00	1,125,753.89	0.00	0.00	1,125,753.89	355,389,000.00	34.60%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	60,000,015.60	1,478,867.91	175,180.05	0.00	0.00	1,654,047.96	58,521,147.69	34.60%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00	26.53%	23.00%
B	46642NBJ4	4.704621%	58,816,000.00	58,816,000.00	0.00	230,589.16	0.00	0.00	230,589.16	58,816,000.00	20.47%	17.75%
C	46642NBK1	4.704621%	47,614,000.00	47,614,000.00	0.00	186,671.52	0.00	0.00	186,671.52	47,614,000.00	15.57%	13.50%
D	46642NAJ5	4.704621%	61,617,000.00	61,617,000.00	0.00	241,570.53	0.00	0.00	241,570.53	61,617,000.00	9.23%	8.00%
E	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	41,345.17	0.00	0.00	41,345.17	28,008,000.00	6.34%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	12,604,000.00	0.00	0.00	0.00	0.00	0.00	12,604,000.00	5.05%	4.37%
G*	46642NAQ9	3.219000%	14,003,000.00	14,003,000.00	0.00	0.00	0.00	0.00	0.00	14,003,000.00	3.60%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	35,010,269.98	0.00	0.00	0.00	0.00	0.00	35,010,269.98	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	61,182.59	0.00	0.00	61,182.59	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	987,858,836.75	1,478,867.91	2,983,234.17	0.00	0.00	4,462,102.08	986,379,968.84

Notional Certificates
X-A	46642NBF2	0.976056%	862,642,000.00	715,087,566.77	0.00	581,638.13	0.00	0.00	581,638.13	713,608,698.86
X-C	46642NAC0	1.485621%	28,008,000.00	28,008,000.00	0.00	34,674.39	0.00	0.00	34,674.39	28,008,000.00
X-D	46642NAE6	1.485621%	26,607,000.00	26,607,000.00	0.00	32,939.93	0.00	0.00	32,939.93	26,607,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-E	46642NAG1	1.485621%	35,010,270.00	35,010,269.98	0.00	43,343.33	0.00	0.00	43,343.33	35,010,269.98
Notional SubTotal			952,267,270.00	804,712,836.75	0.00	692,595.78	0.00	0.00	692,595.78	803,233,968.84

Deal Distribution Total					1,478,867.91	3,675,829.95	0.00	0.00	5,154,697.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	885.10620469	0.00000000	2.60951434	0.00000000	0.00000000	0.00000000	0.00000000	2.60951434	885.10620469
A-3A2	46642NAA4	885.10620467	0.00000000	2.60951440	0.00000000	0.00000000	0.00000000	0.00000000	2.60951440	885.10620467
A-4	46642NBD7	1,000.00000000	0.00000000	3.16766667	0.00000000	0.00000000	0.00000000	0.00000000	3.16766667	1,000.00000000
A-SB	46642NBE5	585.06348522	14.42052314	1.70819040	0.00000000	0.00000000	0.00000000	0.00000000	16.12871354	570.64296208
A-S	46642NBH8	1,000.00000000	0.00000000	3.42458328	0.00000000	0.00000000	0.00000000	0.00000000	3.42458328	1,000.00000000
B	46642NBJ4	1,000.00000000	0.00000000	3.92051755	0.00000000	0.00000000	0.00000000	0.00000000	3.92051755	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.92051749	0.00000000	0.00000000	0.00000000	0.00000000	3.92051749	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	3.92051755	0.00000000	0.00000000	0.00000000	0.00000000	3.92051755	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	1.47619145	1.20630855	10.94436661	0.00000000	0.00000000	1.47619145	1,000.00000000
F	46642NAN6	1,000.00000000	0.00000000	0.00000000	2.68250000	23.44428832	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642NAQ9	1,000.00000000	0.00000000	0.00000000	2.68250018	34.87250232	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642NAS5	999.99999943	0.00000000	0.00000000	2.68250002	48.17940993	0.00000000	0.00000000	0.00000000	999.99999943
UHP	46642NAU0	1,000.00000000	0.00000000	4.05209550	0.00235976	0.00235976	0.00000000	0.00000000	4.05209550	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	828.95055744	0.00000000	0.67425204	0.00000000	0.00000000	0.00000000	0.00000000	0.67425204	827.23621022
X-C	46642NAC0	1,000.00000000	0.00000000	1.23801735	0.00000000	0.00000000	0.00000000	0.00000000	1.23801735	1,000.00000000
X-D	46642NAE6	1,000.00000000	0.00000000	1.23801744	0.00000000	0.00000000	0.00000000	0.00000000	1.23801744	1,000.00000000
X-E	46642NAG1	999.99999943	0.00000000	1.23801759	0.00000000	0.00000000	0.00000000	0.00000000	1.23801759	999.99999943

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	08/01/21 - 08/30/21	30	0.00	456,665.01	0.00	456,665.01	0.00	0.00	0.00	456,665.01	0.00
A-3A2	08/01/21 - 08/30/21	30	0.00	195,713.58	0.00	195,713.58	0.00	0.00	0.00	195,713.58	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,125,753.89	0.00	1,125,753.89	0.00	0.00	0.00	1,125,753.89	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	175,180.05	0.00	175,180.05	0.00	0.00	0.00	175,180.05	0.00
X-A	08/01/21 - 08/30/21	30	0.00	581,638.13	0.00	581,638.13	0.00	0.00	0.00	581,638.13	0.00
X-C	08/01/21 - 08/30/21	30	0.00	34,674.39	0.00	34,674.39	0.00	0.00	0.00	34,674.39	0.00
X-D	08/01/21 - 08/30/21	30	0.00	32,939.93	0.00	32,939.93	0.00	0.00	0.00	32,939.93	0.00
X-E	08/01/21 - 08/30/21	30	0.00	43,343.33	0.00	43,343.33	0.00	0.00	0.00	43,343.33	0.00
A-S	08/01/21 - 08/30/21	30	0.00	268,562.67	0.00	268,562.67	0.00	0.00	0.00	268,562.67	0.00
B	08/01/21 - 08/30/21	30	0.00	230,589.16	0.00	230,589.16	0.00	0.00	0.00	230,589.16	0.00
C	08/01/21 - 08/30/21	30	0.00	186,671.52	0.00	186,671.52	0.00	0.00	0.00	186,671.52	0.00
D	08/01/21 - 08/30/21	30	0.00	241,570.53	0.00	241,570.53	0.00	0.00	0.00	241,570.53	0.00
E	08/01/21 - 08/30/21	30	272,743.53	75,131.46	0.00	75,131.46	33,786.29	0.00	0.00	41,345.17	306,529.82
F	08/01/21 - 08/30/21	30	261,681.58	33,810.23	0.00	33,810.23	33,810.23	0.00	0.00	0.00	295,491.81
G	08/01/21 - 08/30/21	30	450,756.60	37,563.05	0.00	37,563.05	37,563.05	0.00	0.00	0.00	488,319.65
NR	08/01/21 - 08/30/21	30	1,592,859.10	93,915.05	0.00	93,915.05	93,915.05	0.00	0.00	0.00	1,686,774.15
UHP	08/01/21 - 08/31/21	31	0.00	61,218.22	0.00	61,218.22	35.63	0.00	0.00	61,182.59	35.63
Totals			2,578,040.81	3,874,940.20	0.00	3,874,940.20	199,110.25	0.00	0.00	3,675,829.95	2,777,151.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.704621%	58,816,000.00	58,816,000.00	0.00	230,589.16	0.00	0.00	230,589.16	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.704621%	47,614,000.00	47,614,000.00	0.00	186,671.52	0.00	0.00	186,671.52	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	184,852,000.00	0.00	685,823.35	0.00	0.00	685,823.35	184,852,000.00

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 31

Additional Information
Total Available Distribution Amount (1)	5,154,697.86
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,887,327.13	Master Servicing Fee	10,057.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,399.75
Interest Adjustments	(91,773.58)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	424.97
ARD Interest	0.00	Senior Trust Advisor Fee	1,757.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,795,553.55	Total Fees	15,849.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,478,867.91	Reimbursement for Interest on Advances	6,010.56
Unscheduled Principal Collections		ASER Amount	77,821.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,974.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,919.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	330.00
Total Principal Collected	1,478,867.91	Total Expenses/Reimbursements	104,056.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,675,829.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,478,867.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,154,697.86
Total Funds Collected	5,274,421.46	Total Funds Distributed	5,274,604.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	971,923,206.43	971,923,206.43	Beginning Certificate Balance	987,858,836.75
(-) Scheduled Principal Collections	1,478,867.91	1,478,867.91	(-) Principal Distributions	1,478,867.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	970,444,338.52	970,444,338.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	972,903,602.04	972,903,602.04	Ending Certificate Balance	986,379,968.84
Ending Actual Collateral Balance	971,478,460.90	971,478,460.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	836,630.32
Beginning Cumulative Advances	0.00	836,630.32	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	836,630.32
Ending Cumulative Advances	0.00	836,630.32	Net WAC Rate	4.70
			UC / (OC) Interest	3,280.02
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP
	9,999,999 or less	33	188,866,673.29	19.46%	36	4.6985	1.401258	1.35 or less	23	408,516,880.60	42.10%	34	4.6307	0.712122
10,000,000 to 19,999,999		12	173,405,634.72	17.87%	45	4.5559	1.331487	1.36 to 1.45	4	21,661,422.71	2.23%	51	4.6971	1.429302
20,000,000 to 24,999,999		1	24,154,550.42	2.49%	35	5.0315	1.194200	1.46 to 1.55	5	101,849,581.39	10.50%	35	4.4354	1.506520
25,000,000 to 49,999,999		6	199,199,773.98	20.53%	35	4.5258	1.476071	1.56 to 1.65	1	7,322,438.50	0.75%	35	4.6180	1.565900
	50,000,000 or greater	4	305,616,243.50	31.49%	34	4.4804	1.396186	1.66 to 1.80	5	31,469,123.75	3.24%	34	4.5834	1.754061
	Totals	69	970,444,338.52	100.00%	37	4.5713	1.414942	1.81 to 2.00	8	141,388,693.38	14.57%	49	4.5380	1.878589
								2.01 or greater	10	179,034,735.58	18.45%	34	4.4957	2.443796
								Totals	69	970,444,338.52	100.00%	37	4.5713	1.414942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	79,201,462.61	8.16%	32	4.6270	NAP
							Defeased	18	79,201,462.61	8.16%	32	4.6270	NAP
Arizona	3	30,378,215.57	3.13%	34	4.5327	1.412400
							Lodging	6	98,173,341.11	10.12%	34	4.6844	(0.064319)
California	10	137,313,445.78	14.15%	34	4.6403	0.514920
							Mixed Use	9	115,950,004.86	11.95%	35	4.6245	1.229810
Florida	4	72,673,742.32	7.49%	35	4.4558	1.688977
							Mobile Home Park	1	3,631,080.26	0.37%	34	4.6400	2.154600
Georgia	1	5,122,678.64	0.53%	34	4.5530	2.432600
							Multi-Family	10	47,518,681.91	4.90%	34	4.6236	1.718694
Hawaii	1	8,900,774.15	0.92%	35	4.5600	1.054000
							Office	21	367,593,892.30	37.88%	35	4.4990	1.792052
Illinois	5	13,788,578.91	1.42%	37	4.6678	1.790421
							Retail	32	228,068,706.23	23.50%	34	4.5612	1.304496
Indiana	2	6,144,027.94	0.63%	35	4.9987	0.978618
							Self Storage	13	30,307,169.24	3.12%	102	4.7187	2.081223
Maine	1	359,241.76	0.04%	155	4.7200	1.980400
							Totals	110	970,444,338.52	100.00%	37	4.5713	1.414942
Massachusetts	4	38,574,746.03	3.97%	35	4.6476	0.640189

Michigan	27	87,014,158.03	8.97%	35	4.8270	1.382744

New Jersey	2	93,022,512.97	9.59%	34	4.3972	2.743459

New York	9	139,781,452.11	14.40%	47	4.5492	1.660820

Ohio	2	5,656,506.24	0.58%	42	4.6679	1.893078

Oklahoma	1	3,063,072.78	0.32%	34	4.6500	1.409100

Pennsylvania	2	6,802,784.27	0.70%	95	4.5853	1.445984

Puerto Rico	1	74,320,620.55	7.66%	35	4.4340	1.018800

South Carolina	2	9,213,463.02	0.95%	34	4.6994	2.045319

Tennessee	5	33,296,965.65	3.43%	36	4.4673	1.621012

Texas	5	66,036,813.99	6.80%	35	4.6066	1.171156

Vermont	1	291,884.01	0.03%	155	4.7200	1.980400

Virginia	1	17,350,809.00	1.79%	31	4.5370	0.846900

Washington, DC	1	27,454,252.84	2.83%	35	4.3715	1.510300

Wisconsin	2	14,682,129.35	1.51%	34	4.6584	1.066636

Totals	110	970,444,338.52	100.00%	37	4.5713	1.414942

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP
	4.40000% or less	4	103,584,749.55	10.67%	34	4.3777	1.695363	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	19	430,929,385.94	44.41%	35	4.4768	1.664097	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	22	291,214,295.85	30.01%	41	4.6707	0.921974	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	7	30,744,973.41	3.17%	34	4.9166	1.501116	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	4	34,769,471.16	3.58%	35	5.0551	1.085665	49 months or greater	56	891,242,875.91	91.84%	37	4.5664	1.397053
	Totals	69	970,444,338.52	100.00%	37	4.5713	1.414942	Totals	69	970,444,338.52	100.00%	37	4.5713	1.414942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP
	60 months or less	54	867,827,398.23	89.43%	34	4.5633	1.385503	Interest Only	5	140,135,000.00	14.44%	34	4.4767	2.108332
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	6	86,525,677.10	8.92%	35	4.8382	1.071859
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	43	641,166,721.13	66.07%	34	4.5451	1.269846
	Totals	67	947,028,860.84	97.59%	34	4.5686	1.404800	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	947,028,860.84	97.59%	34	4.5686	1.404800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	79,201,462.61	8.16%	32	4.6270	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	6,544,579.34	0.67%	93	4.5800	1.424900
	12 months or less	53	846,276,668.69	87.21%	37	4.5609	1.424994	121 months or greater	1	16,870,898.34	1.74%	155	4.7200	1.980400
	13 to 24 months	2	11,415,029.24	1.18%	35	4.7988	1.050770	Totals	2	23,415,477.68	2.41%	138	4.6809	1.825139
	25 months or greater	1	33,551,177.98	3.46%	35	4.6255	0.810100
	Totals	69	970,444,338.52	100.00%	37	4.5713	1.414942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.45625%	333,885.88	119,780.98	0.00	N/A	07/06/24	--	87,014,909.29	86,895,128.31	09/06/21
2	302360002	OF	East Rutherford	NJ	Actual/360	4.41025%	288,818.86	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	09/01/21
3	883100266	RT	Caguas	PR	Actual/360	4.43425%	191,994.94	0.00	0.00	N/A	08/06/24	--	74,320,620.55	74,320,620.55	09/06/21
4	302360004	LO	Sunnyvale	CA	Actual/360	4.64025%	273,440.58	90,691.03	0.00	N/A	07/01/24	--	68,436,185.67	68,345,494.64	09/01/21
5	883100268	Various Various		Various	Actual/360	4.70525%	185,209.30	126,933.38	0.00	N/A	08/06/24	--	45,713,445.71	45,586,512.33	09/06/21
6	302360006	MU	Miami	FL	Actual/360	4.38825%	153,561.26	56,448.32	0.00	N/A	08/01/24	--	40,644,833.12	40,588,384.80	09/01/21
7	302360007	OF	Houston	TX	Actual/360	4.62525%	133,814.84	44,730.50	0.00	N/A	08/01/24	--	33,595,908.48	33,551,177.98	09/01/21
8	302360008	OF	Washington	DC	Actual/360	4.37225%	103,511.90	43,716.36	0.00	N/A	08/01/24	--	27,497,969.20	27,454,252.84	09/01/21
9	302360009	OF	Nashville	TN	Actual/360	4.43325%	102,031.50	42,238.38	0.00	N/A	07/01/24	--	26,731,684.41	26,689,446.03	09/01/21
10	302360010	MU	Livonia	MI	Actual/360	5.03225%	104,910.83	59,288.71	0.00	N/A	08/01/24	--	24,213,839.13	24,154,550.42	09/01/21
11	302360011	SS	Various	Various	Actual/360	4.72025%	69,153.78	143,426.38	0.00	N/A	08/01/34	--	17,014,324.72	16,870,898.34	09/01/21
12	302360012	RT	Various	Various	Actual/360	4.55825%	99,419.50	0.00	0.00	N/A	07/01/24	--	25,330,000.00	25,330,000.00	09/01/21
13	302360013	MF	Houston	TX	Actual/360	4.40025%	70,497.04	31,658.19	0.00	N/A	07/01/24	--	18,606,257.13	18,574,598.94	09/01/21
15	302211016	RT	Charlottesville	VA	Actual/360	4.53725%	67,919.48	33,857.75	0.00	N/A	04/01/24	--	17,384,666.75	17,350,809.00	02/01/20
16	883100276	RT	Various	NY	Actual/360	4.60525%	66,339.97	31,632.19	0.00	N/A	07/06/24	--	16,729,634.89	16,698,002.70	09/06/21
17	883100264	MF	Stephenville	TX	Actual/360	4.52025%	56,451.79	36,997.09	0.00	N/A	07/06/24	--	14,503,742.19	14,466,745.10	09/06/21
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.34025%	63,501.38	24,084.45	0.00	N/A	06/01/24	--	16,991,597.42	16,967,512.97	09/01/21
20	302360020	OF	Needham	MA	Actual/360	4.65925%	59,424.05	19,550.93	0.00	N/A	07/01/24	--	14,811,884.46	14,792,333.53	09/01/21
21	302360021	OF	Wollaston	MA	Actual/360	4.55325%	56,855.51	0.00	0.00	N/A	08/01/24	--	14,500,000.00	14,500,000.00	09/01/21
22	883100255	MU	San Francisco	CA	Actual/360	4.55525%	53,442.17	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	09/06/21
23	695100320	MU	Tucson	AZ	Actual/360	4.57225%	46,862.43	22,629.81	0.00	N/A	07/06/24	--	11,903,082.23	11,880,452.42	09/06/21
24	302360024	MH	Palm Desert	CA	Actual/360	4.54825%	47,152.26	19,942.97	0.00	N/A	04/01/24	--	12,038,576.64	12,018,633.67	09/01/21
25	883100275	RT	Orlando	FL	Actual/360	4.50025%	44,071.57	17,744.04	0.00	N/A	07/06/24	--	11,373,308.62	11,355,564.58	09/06/21
26	302360026	MF	Waco	TX	Actual/360	4.78025%	41,920.10	18,931.79	0.00	N/A	05/01/24	--	10,184,394.03	10,165,462.24	09/01/21
27	302360027	OF	Pittsburgh	PA	Actual/360	4.58025%	26,036.00	57,025.53	0.00	N/A	06/01/29	--	6,601,604.87	6,544,579.34	09/01/21
29	883100254	MU	San Francisco	CA	Actual/360	4.55525%	41,675.09	0.00	0.00	N/A	07/06/24	--	10,625,000.00	10,625,000.00	09/06/21
30	695100310	SS	Fayetteville	GA	Actual/360	4.55325%	35,385.60	16,618.01	0.00	N/A	07/06/24	--	9,025,466.63	9,008,848.62	09/06/21
31	695100324	LO	Falmouth	MA	Actual/360	4.77825%	37,238.47	15,356.84	0.00	N/A	08/06/24	--	9,050,790.50	9,035,433.66	03/06/20

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	883100269	OF	Syracuse	NY	Actual/360	4.67525%	35,382.23	16,331.39	0.00	N/A	08/06/24	--	8,789,099.39	8,772,768.00	09/06/21
33	883100267	LO	Goodlettsville	TN	Actual/360	4.60025%	24,646.27	52,365.15	0.00	N/A	08/06/24	--	6,222,058.76	6,169,693.61	09/06/21
34	695100321	OF	Chandler	AZ	Actual/360	4.56925%	38,067.06	13,012.28	0.00	N/A	07/06/24	--	9,675,402.38	9,662,390.10	09/06/21
35	302360035	OF	El Segundo	CA	Actual/360	4.70025%	35,527.24	16,336.54	0.00	N/A	07/01/24	--	8,778,178.45	8,761,841.91	09/01/21
36	883100261	RT	Gilbert	AZ	Actual/360	4.44025%	33,833.96	13,963.06	0.00	N/A	07/06/24	--	8,849,336.11	8,835,373.05	09/06/21
37	695100331	RT	Wailuku	HI	Actual/360	4.56025%	34,997.28	11,946.33	0.00	N/A	08/06/24	--	8,912,720.48	8,900,774.15	09/06/21
38	302360038	MH	Medley	FL	Actual/360	4.70025%	31,974.52	14,702.88	0.00	N/A	05/01/24	--	7,900,360.76	7,885,657.88	09/01/21
39	695100323	OF	Encino	CA	Actual/360	4.57525%	34,001.72	11,592.98	0.00	N/A	07/06/24	--	8,630,791.86	8,619,198.88	09/06/21
40	695100318	OF	Los Angeles	CA	Actual/360	4.44825%	32,401.16	11,663.86	0.00	N/A	07/06/24	--	8,459,341.14	8,447,677.28	09/06/21
41	302360041	MH	West Palm Beach	FL	Actual/360	4.48025%	30,201.64	12,260.16	0.00	N/A	05/01/24	--	7,828,765.16	7,816,505.00	09/01/21
42	302360042	LO	Franklin	WI	Actual/360	4.69925%	29,832.33	13,725.67	0.00	N/A	07/01/24	--	7,373,416.52	7,359,690.85	09/01/21
43	695100329	OF	Various	MI	Actual/360	4.99525%	31,316.15	12,812.30	0.00	N/A	08/06/24	--	7,280,709.60	7,267,897.30	09/06/21
44	695100327	RT	West Bend	WI	Actual/360	4.61825%	29,165.94	11,931.71	0.00	08/06/24	08/06/29	--	7,334,370.21	7,322,438.50	09/06/21
45	302360045	MF	Camden	SC	Actual/360	4.67725%	28,660.41	9,357.93	0.00	N/A	07/01/24	--	7,116,325.96	7,106,968.03	09/01/21
46	695100338	SS	South Gate	CA	Actual/360	4.83325%	25,879.21	11,250.45	0.00	N/A	08/06/24	--	6,218,347.72	6,207,097.27	09/06/21
47	695100322	OF	City of Industry	CA	Actual/360	4.73025%	23,256.07	10,572.69	0.00	N/A	07/06/24	--	5,709,735.84	5,699,163.15	09/06/21
48	695100319	MF	Columbus	OH	Actual/360	4.66425%	21,188.42	9,877.63	0.00	N/A	07/06/24	--	5,275,708.25	5,265,830.62	09/06/21
49	695100328	RT	Bolingbrook	IL	Actual/360	4.61825%	21,874.45	8,948.79	0.00	08/06/24	08/06/29	--	5,500,777.51	5,491,828.72	09/06/21
50	695100311	SS	Newnan	GA	Actual/360	4.55325%	20,121.22	9,449.46	0.00	N/A	07/06/24	--	5,132,128.10	5,122,678.64	09/06/21
52	883100280	MU	Ithaca	NY	Actual/360	4.87525%	21,832.11	8,068.15	0.00	N/A	08/06/24	--	5,200,700.65	5,192,632.50	09/06/21
53	695100315	MH	Augusta	GA	Actual/360	4.89325%	20,431.61	8,734.96	0.00	N/A	07/06/24	--	4,849,178.62	4,840,443.66	09/06/21
54	302360054	RT	Ambler	PA	Actual/360	4.33025%	18,037.01	8,334.29	0.00	N/A	05/01/24	--	4,837,460.36	4,829,126.07	09/01/21
55	695100332	RT	Ottawa	IL	Actual/360	4.65525%	19,396.71	7,818.94	0.00	N/A	08/06/24	--	4,838,929.04	4,831,110.10	09/06/21
56	695100326	RT	Newburgh	NY	Actual/360	4.67025%	18,377.00	8,498.48	0.00	N/A	08/06/24	--	4,569,813.49	4,561,315.01	09/06/21
57	883100237	RT	New York	NY	Actual/360	4.82725%	19,535.94	0.00	0.00	N/A	06/06/24	--	4,700,000.00	4,700,000.00	09/06/21
58	883100271	LO	South Bend	IN	Actual/360	5.07525%	16,494.83	10,008.73	0.00	N/A	08/06/24	--	3,774,441.09	3,764,432.36	09/06/21
59	695100312	MF	Various	MI	Actual/360	4.95325%	16,191.39	6,768.58	0.00	N/A	07/06/24	--	3,796,265.07	3,789,496.49	09/06/21
60	695100308	LO	Fort Worth	TX	Actual/360	5.01025%	15,134.26	9,443.00	0.00	N/A	07/06/24	--	3,508,038.99	3,498,595.99	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	302360061	MH	Redding	CA	Actual/360	4.64025%	14,535.51	6,838.55	0.00	N/A	07/01/24	--	3,637,918.81	3,631,080.26	09/01/21
62	883100252	RT	Atwater	CA	Actual/360	5.25025%	15,193.03	8,776.88	0.00	N/A	07/06/24	--	3,360,669.27	3,351,892.39	09/06/21
63	695100307	MF	Nashville	TN	Actual/360	5.19725%	14,895.65	5,689.06	0.00	N/A	07/06/24	--	3,328,493.02	3,322,803.96	09/06/21
65	883100235	RT	Staten Island	NY	Actual/360	4.96625%	14,099.23	5,151.61	0.00	N/A	04/06/24	--	3,297,080.29	3,291,928.68	09/06/21
68	883100257	RT	Yukon	OK	Actual/360	4.65025%	12,288.11	5,759.18	0.00	N/A	07/06/24	--	3,068,831.96	3,063,072.78	09/06/21
69	302360069	MH	Las Vegas	NV	Actual/360	4.65025%	10,563.74	4,982.71	0.00	N/A	04/01/24	--	2,638,186.34	2,633,203.63	09/01/21
70	883100232	MF	Toledo	OH	Actual/360	5.06825%	12,010.50	4,219.05	0.00	N/A	01/06/24	--	2,752,106.64	2,747,887.59	09/06/21
71	695100316	MF	Clinton Township	MI	Actual/360	4.90025%	11,056.61	4,069.10	0.00	N/A	07/06/24	--	2,620,394.69	2,616,325.59	09/06/21
72	883100279	SS	Las Vegas	NV	Actual/360	4.58025%	10,101.67	4,218.92	0.00	N/A	04/06/24	--	2,561,348.67	2,557,129.75	09/06/21
73	695100325	RT	Shelbyville	IN	Actual/360	4.87825%	10,013.47	4,280.07	0.00	N/A	08/06/24	--	2,383,875.65	2,379,595.58	07/06/20
74	883100278	SS	Dallas	TX	Actual/360	4.58025%	9,380.13	3,917.56	0.00	N/A	04/06/24	--	2,378,395.24	2,374,477.68	09/06/21
75	695100313	RT	Chicago	IL	Actual/360	4.79725%	9,085.19	4,026.91	0.00	N/A	07/06/24	--	2,199,404.42	2,195,377.51	09/06/21
76	695100314	SS	Anderson	SC	Actual/360	4.77525%	8,677.44	3,878.29	0.00	N/A	07/06/24	--	2,110,373.28	2,106,494.99	09/06/21
Totals							3,734,184.50	1,478,867.91	0.00				971,923,206.43	970,444,338.52
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,061,378.85	5,333,968.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,703,056.52	4,993,985.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,071,299.00	4,260,702.58	01/01/21	06/30/21	--	0.00	500,646.65	0.00	0.00	0.00	0.00
4	12,399.14	(1,293,895.58)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,910,331.55	1,316,040.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,960,424.83	2,029,139.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,634,744.00	1,008,475.00	01/01/18	09/30/18	06/11/21	17,563,705.39	53,898.39	0.00	0.00	0.00	0.00
8	2,687,113.58	1,355,337.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,666,256.00	1,979,088.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,833,750.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,874,551.60	6,567,429.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,423,684.24	1,250,974.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,881,798.41	987,858.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,624,003.00	0.00	--	--	06/11/21	16,545,056.04	576,657.94	37,074.50	1,355,689.14	0.00	0.00
16	1,419,505.00	331,382.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,892,660.86	1,491,359.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,252,601.35	85,618.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,048,598.23	401,740.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,208,691.52	59,472.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,070,657.22	668,974.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,169,931.13	380,458.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,429,646.00	766,825.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,538,723.00	1,155,758.09	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	945,975.00	457,147.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	850,564.00	801,162.00	04/01/19	03/31/20	08/11/21	2,608,895.18	163,357.15	41,802.39	782,658.17	75,809.27	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,147,023.26	547,158.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(362,095.91)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	703,935.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	985,708.18	476,320.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,048,842.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	641,917.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	505,365.14	170,607.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	661,430.24	382,221.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	224,896.45	400,519.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,232,973.04	582,329.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	847,594.07	414,043.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	899,528.60	218,959.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	723,781.90	417,848.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	952,498.29	481,874.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	181.07	0.00
48	761,792.20	385,200.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	687,467.86	361,828.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	713,473.05	439,918.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	337,200.54	46,650.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	437,597.64	292,404.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	593,523.21	300,452.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	254,201.31	292,805.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	397,263.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	46,298.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	480,845.69	280,795.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	439,378.57	224,474.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	319,079.00	80,499.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	2,642.76	0.00
68	325,139.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	360,348.37	85,977.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	240,208.00	0.00	--	--	10/13/20	608,006.20	29,793.06	11,662.58	169,028.89	67,744.42	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	251,237.54	157,919.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	411,383.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	103,395,880.90	43,476,109.13				37,325,662.81	1,324,353.19	90,539.47	2,307,376.20	146,377.52	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	28,765,838.24	1	17,350,809.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571313%	4.536727%	37
08/17/21	0	0.00	0	0.00	3	28,819,332.90	1	17,384,666.75	0	0.00	0	0.00	0	0.00	0	0.00	4.571398%	4.536804%	38
07/16/21	0	0.00	0	0.00	3	28,872,614.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571483%	4.536881%	39
06/17/21	0	0.00	0	0.00	3	28,929,399.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571415%	4.536922%	39
05/17/21	0	0.00	0	0.00	3	28,982,244.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571498%	4.536997%	41
04/16/21	0	0.00	0	0.00	3	29,038,607.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571584%	4.518173%	42
03/17/21	0	0.00	0	0.00	3	29,091,018.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571666%	4.518275%	43
02/18/21	0	0.00	0	0.00	4	36,613,881.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571758%	4.518392%	44
01/15/21	0	0.00	1	7,472,754.18	4	102,540,692.53	0	0.00	0	0.00	2	119,951,936.70	0	0.00	0	0.00	4.571976%	4.518839%	45
12/17/20	1	7,486,024.25	0	0.00	4	102,689,142.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572042%	4.518904%	46
11/18/20	1	7,500,215.78	0	0.00	4	102,849,806.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572111%	4.518971%	47
10/19/20	1	7,513,375.19	0	0.00	4	102,997,062.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572176%	4.507185%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	302211016 02/01/20		18	6	37,074.50	1,355,689.14	12,500.00	17,995,803.66	10/30/19	2		07/06/21
31	695100324 03/06/20		17	6	41,802.39	782,658.17	119,383.74	9,312,974.03	06/15/20	13
73	695100325 07/06/20		13	6	11,662.58	169,028.89	82,141.86	2,440,129.35	07/08/20	1
Totals					90,539.47	2,307,376.20	214,025.60	29,748,907.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		934,214,594	905,448,755	11,415,029		17,350,809
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		36,229,745	36,229,745	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	970,444,339	941,678,500	0	0	11,415,029	17,350,809
Aug-21	971,923,206	943,103,874	0	0	11,434,666	17,384,667
Jul-21	973,396,205	944,523,590	0	0	28,872,615	0
Jun-21	979,946,550	951,017,151	0	0	28,929,400	0
May-21	981,416,868	952,434,623	0	0	28,982,244	0
Apr-21	982,980,554	953,941,946	0	0	29,038,608	0
Mar-21	984,438,833	955,347,815	0	0	29,091,018	0
Feb-21	986,190,166	949,576,285	0	0	36,613,881	0
Jan-21	986,649,384	876,635,937	0	7,472,754	102,540,693	0
Dec-20	988,185,902	878,010,734	7,486,024	0	102,689,143	0
Nov-20	989,825,540	879,475,518	7,500,216	0	102,849,806	0
Oct-20	991,349,488	880,839,051	7,513,375	0	102,997,063	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	302360007	33,551,177.98	33,609,686.44	17,900,000.00	12/22/20	1,008,475.00	0.81010	09/30/18	08/01/24	274
15	302211016	17,350,809.00	17,995,803.66	7,500,000.00	08/24/20	1,551,567.00	0.84690	12/31/20	04/01/24	270
31	695100324	9,035,433.66	9,312,974.03	8,200,000.00	06/24/21	659,959.00	1.04560	03/31/20	08/06/24	274
73	695100325	2,379,595.58	2,440,129.35	3,750,000.00	06/04/14	183,611.00	1.07040	12/31/19	08/06/24	274
Totals		62,317,016.22	63,358,593.48	37,350,000.00		3,403,612.00

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	302360007	OF	TX	12/20/17	1
Special Servicer comments are not available for this cycle.

15	302211016	RT	VA	10/30/19	2
Special Servicer comments are not available for this cycle.

31	695100324	LO	MA	06/15/20	13
Special Servicer comments are not available for this cycle.

73	695100325	RT	IN	07/08/20	1
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43403%	74,227,310.59 4.43403%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70503%	0.00	4.70503%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	91,773.58	0.00	0.00	0.00	1,919.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	181.26	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,925.56	0.00	0.00	0.00
7	0.00	0.00	7,232.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	612.36	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.63	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	134.98	0.00	0.00	0.00
15	0.00	0.00	3,742.53	0.00	0.00	64,568.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	682.33	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.10	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	10,722.78	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67.72	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.30	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,661.13	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	156.28	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	33.04	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.58	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	130.29	0.00	0.00	0.00
58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	221.53	0.00	0.00	0.00
72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.84	0.00	0.00	0.00
73	0.00	0.00	3,500.00	0.00	0.00	2,530.37	0.00	0.00	0.00	0.00	165.00	0.00
Total	91,773.58	0.00	17,974.98	0.00	1,919.95	77,821.15	0.00	0.00	5,974.93	0.00	330.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		195,794.59

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Supplemental Notes

None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31